Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000219740
Shareholder Report [Line Items]
Fund Name	iShares 0-3 Month Treasury Bond ETF
Trading Symbol	SGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.74%	5.50%	2.42%
Fund Market...
	2.68	5.43	2.41
ICE BofA US Broad Market Index...
	4.85	7.35	(1.15)
ICE® 0-3 Month US Treasury Securities Index...
	2.13	4.31	1.89

Performance Inception Date	May 26, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 24,701,232,310
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$24,701,232,310
Number of Portfolio Holdings...
19
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 5.30%, 09/17/24...
13.2%
U.S. Treasury Bills, 5.21%, 10/29/24...
11.0
U.S. Treasury Bills, 5.31%, 09/03/24...
11.0
U.S. Treasury Bills, 5.27%, 10/01/24...
10.8
U.S. Treasury Bills, 5.30%, 09/24/24...
7.2
U.S. Treasury Bills, 5.17%, 10/22/24...
7.0
U.S. Treasury Bills, 5.21%, 10/15/24...
5.4
U.S. Treasury Bills, 5.12%, 11/21/24...
5.3
U.S. Treasury Bills, 5.27%, 10/03/24...
5.2
U.S. Treasury Bills, 5.31%, 09/12/24...
4.7

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012087
Shareholder Report [Line Items]
Fund Name	iShares 1-3 Year Treasury Bond ETF
Trading Symbol	SHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.28%	5.73%	1.17%	1.19%
Fund Market...
	3.27	5.70	1.17	1.19
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 1-3 Year Bond Index...
	3.35	5.88	1.29	1.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 23,732,751,406
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$23,732,751,406
Number of Portfolio Holdings...
118
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.9%
1-2 Years...
54.6
2-3 Years...
44.5

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.00%, 02/15/26...
4.9%
U.S. Treasury Notes, 4.50%, 11/15/25...
4.0
U.S. Treasury Notes, 4.00%, 12/15/25...
3.6
U.S. Treasury Notes, 3.88%, 01/15/26...
3.2
U.S. Treasury Notes, 0.75%, 05/31/26...
2.5
U.S. Treasury Notes, 4.63%, 02/28/26...
2.4
U.S. Treasury Notes, 4.00%, 01/15/27...
2.4
U.S. Treasury Notes, 4.25%, 03/15/27...
2.2
U.S. Treasury Notes, 2.25%, 11/15/25...
2.0
U.S. Treasury Notes, 4.50%, 05/15/27...
1.9

Footnote	Description
Footnote(a)	Excludes money market funds.

C000037537
Shareholder Report [Line Items]
Fund Name	iShares 3-7 Year Treasury Bond ETF
Trading Symbol	IEI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.36%	6.48%	0.16%	1.34%
Fund Market...
	4.31	6.45	0.15	1.34
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 3-7 Year Bond Index...
	4.43	6.61	0.29	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 14,954,384,272
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$14,954,384,272
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
2-3 Years...
1.4%
3-4 Years...
28.0
4-5 Years...
32.3
5-6 Years...
19.3
6-7 Years...
19.0

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 2.63%, 02/15/29...
4.0%
U.S. Treasury Notes, 4.38%, 11/30/30...
3.7
U.S. Treasury Notes, 1.38%, 10/31/28...
3.6
U.S. Treasury Notes, 1.25%, 09/30/28...
3.4
U.S. Treasury Notes, 1.00%, 07/31/28...
3.1
U.S. Treasury Notes, 2.88%, 08/15/28...
3.1
U.S. Treasury Notes, 2.38%, 05/15/29...
2.9
U.S. Treasury Notes, 3.13%, 11/15/28...
2.9
U.S. Treasury Notes, 2.75%, 02/15/28...
2.5
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012088
Shareholder Report [Line Items]
Fund Name	iShares 7-10 Year Treasury Bond ETF
Trading Symbol	IEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.95%	5.96%	(1.30)%	1.17%
Fund Market...
	4.85	5.88	(1.32)	1.17
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 7-10 Year Bond Index...
	5.02	6.08	(1.18)	1.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 31,852,528,535
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$31,852,528,535
Number of Portfolio Holdings...
20
Portfolio Turnover Rate...
34%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
5-6 Years...
0.0%Footnote Reference(b)
6-7 Years...
4.1
7-8 Years...
27.1
8-9 Years...
32.9
9-10 Years...
35.9

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.00%, 02/15/34...
11.5%
U.S. Treasury Notes, 4.50%, 11/15/33...
10.4
U.S. Treasury Notes, 4.38%, 05/15/34...
9.5
U.S. Treasury Notes, 3.88%, 08/15/33...
9.1
U.S. Treasury Notes, 1.88%, 02/15/32...
8.6
U.S. Treasury Notes, 3.38%, 05/15/33...
8.5
U.S. Treasury Notes, 3.50%, 02/15/33...
8.0
U.S. Treasury Notes, 2.88%, 05/15/32...
8.0
U.S. Treasury Notes, 1.38%, 11/15/31...
7.7
U.S. Treasury Notes, 4.13%, 11/15/32...
7.2

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000037538
Shareholder Report [Line Items]
Fund Name	iShares 10-20 Year Treasury Bond ETF
Trading Symbol	TLH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.45%	5.98%	(4.15)%	0.33%
Fund Market...
	5.40	5.97	(4.16)	0.33
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 10-20 Year Bond Index...
	5.51	6.07	(4.14)	0.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 8,223,011,793
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$8,223,011,793
Number of Portfolio Holdings...
57
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
4-5 Years...
0.7%
5-6 Years...
0.1
7-8 Years...
1.3
11-12 Years...
0.6
12-13 Years...
1.0
13-14 Years...
1.5
14-15 Years...
1.4
15-16 Years...
8.9
16-17 Years...
23.6
17-18 Years...
19.5
18-19 Years...
21.6
19-20 Years...
19.8

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 2.25%, 05/15/41...
6.6%
U.S. Treasury Bonds, 2.00%, 11/15/41...
5.9
U.S. Treasury Bonds, 4.75%, 11/15/43...
5.7
U.S. Treasury Bonds, 4.50%, 02/15/44...
5.6
U.S. Treasury Bonds, 1.88%, 02/15/41...
5.6
U.S. Treasury Bonds, 1.75%, 08/15/41...
5.4
U.S. Treasury Bonds, 2.75%, 08/15/42...
5.0
U.S. Treasury Bonds, 1.38%, 11/15/40...
4.9
U.S. Treasury Bonds, 3.88%, 02/15/43...
4.5
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012090
Shareholder Report [Line Items]
Fund Name	iShares 20+ Year Treasury Bond ETF
Trading Symbol	TLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.71%	3.94%	(5.86)%	0.39%
Fund Market...
	4.51	3.80	(5.90)	0.36
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 20+ Year Bond Index...
	4.78	4.08	(5.78)	0.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 61,842,331,512
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$61,842,331,512
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
3.6%
20-25 Years...
33.6
25-30 Years...
62.8

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 1.88%, 02/15/51...
7.1%
U.S. Treasury Bonds, 2.00%, 08/15/51...
6.7
U.S. Treasury Bonds, 1.63%, 11/15/50...
5.7
U.S. Treasury Bonds, 1.88%, 11/15/51...
5.3
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.7
U.S. Treasury Bonds, 3.00%, 02/15/48...
4.4
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.4
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 3.63%, 05/15/53...
3.9
U.S. Treasury Bonds, 2.50%, 02/15/46...
3.7

Footnote	Description
Footnote(a)	Excludes money market funds.

C000221912
Shareholder Report [Line Items]
Fund Name	iShares 25+ Year Treasury STRIPS Bond ETF
Trading Symbol	GOVZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.50%	0.74%	(15.40)%
Fund Market...
	4.46	0.66	(15.36)
ICE BofA US Broad Market Index...
	4.85	7.35	(1.71)
ICE®BofA® Long US Treasury Principal STRIPS Index...
	4.51	0.87	(15.59)

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 365,754,150
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$365,754,150
Number of Portfolio Holdings...
22
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
5.6%
25-30 Years...
94.4

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS
0.00%, 02/15/51...
9.9%
0.00%, 11/15/50...
8.9
0.00%, 02/15/52...
8.8
0.00%, 08/15/51...
6.6
0.00%, 08/15/50...
6.5
0.00%, 08/15/49...
5.6
0.00%, 11/15/51...
5.3
0.00%, 02/15/54...
4.9
0.00%, 11/15/53...
4.8
0.00%, 05/15/54...
4.7

Footnote	Description
Footnote(a)	Excludes money market funds.

C000037536
Shareholder Report [Line Items]
Fund Name	iShares Short Treasury Bond ETF
Trading Symbol	SHV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.71%	5.44%	2.15%	1.52%
Fund Market...
	2.65	5.38	2.14	1.52
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® Short US Treasury Securities Index...
	2.40	4.81	2.02	1.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 19,119,417,987
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$19,119,417,987
Number of Portfolio Holdings...
41
Portfolio Turnover Rate...
34%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 5.33%, 10/03/24...
6.0%
U.S. Treasury Bills, 5.24%, 01/02/25...
4.8
U.S. Treasury Bills, 4.87%, 01/23/25...
4.4
U.S. Treasury Bills, 5.00%, 10/29/24...
4.3
U.S. Treasury Bills, 5.37%, 10/31/24...
4.2
U.S. Treasury Bills, 5.30%, 09/17/24...
3.8
U.S. Treasury Bills, 2.83%, 10/01/24...
3.6
U.S. Treasury Bills, 5.22%, 11/14/24...
3.4
U.S. Treasury Bills, 5.27%, 10/24/24...
3.4
U.S. Treasury Bills, 4.91%, 02/13/25...
3.3

Footnote	Description
Footnote(a)	Excludes money market funds.

C000053739
Shareholder Report [Line Items]
Fund Name	iShares California Muni Bond ETF
Trading Symbol	CMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares California Muni Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.21%	5.28%	0.62%	2.02%
Fund Market...
	1.00	5.30	0.58	1.99
ICE AMT-Free US National Municipal Index...
	1.49	5.55	1.03	2.25
ICE AMT-Free California Municipal Index...
	1.31	5.38	0.84	2.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 3,189,088,109
Holdings Count | Holding	1,227
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,189,088,109
Number of Portfolio Holdings...
1,227
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
14.3%
AA+...
11.7
AA...
15.4
AA-...
36.3
A+...
5.1
A...
2.6
A-...
0.1
BBB+...
0.1
Not Rated...
14.4
Security	Percent of TotaI InvestmentsFootnote Reference(a)
California Educational Facilities Authority, Series U-6, RB, 5.00%, 05/01/45...
0.8%
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/33...
0.7
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/34...
0.6
State of California, GO, 5.00%, 09/01/41...
0.6
Bay Area Toll Authority, Series 2023A, RB, VRDN, 3.85%, 09/03/24...
0.6
State of California, GO, 5.00%, 09/01/39...
0.6
State of California, GO, 5.00%, 11/01/32...
0.6
Foothill-Eastern Transportation Corridor Agency, Series 2021A, RB, 4.00%, 01/15/46...
0.6
State of California, GO, 5.00%, 10/01/25...
0.6
Metropolitan Water District of Southern California, Series 2020A, RB, 5.00%, 10/01/49...
0.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000052220
Shareholder Report [Line Items]
Fund Name	iShares National Muni Bond ETF
Trading Symbol	MUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.37%	5.44%	0.97%	2.18%
Fund Market...
	1.22	5.10	0.93	2.14
ICE AMT-Free US National Municipal Index...
	1.49	5.55	1.04	2.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 38,703,191,521
Holdings Count | Holding	5,777
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$38,703,191,521
Number of Portfolio Holdings...
5,777
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
24.8%
AA+...
21.4
AA...
14.9
AA-...
16.5
A+...
4.8
A...
2.4
A-...
5.4
BBB+...
0.4
BBB...
0.1
BB+...
0.0Footnote Reference(b)
Not Rated...
9.3
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
23.0%
California ...
19.3
Texas ...
8.7
New Jersey ...
4.4
Massachusetts ...
4.3
Illinois ...
4.2
Washington ...
3.9
Pennsylvania ...
3.1
Maryland ...
2.7
Georgia ...
2.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000053740
Shareholder Report [Line Items]
Fund Name	iShares New York Muni Bond ETF
Trading Symbol	NYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares New York Muni Bond ETF	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.41%	5.55%	0.80%	2.05%
Fund Market...
	1.23	5.57	0.76	2.05
ICE AMT-Free US National Municipal Index...
	1.49	5.55	1.03	2.25
ICE AMT-Free New York Plus Municipal Index...
	1.56	5.68	0.96	2.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 749,250,057
Holdings Count | Holding	640
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$749,250,057
Number of Portfolio Holdings...
640
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
23.9%
AA+...
19.7
AA...
23.3
AA-...
13.1
A+...
1.1
A...
5.4
A-...
3.7
BBB+...
0.2
Not Rated...
9.6
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Utility Debt Securitization Authority, Series 2023TE-1, RB, 5.00%, 12/15/41...
0.9%
New York State Urban Development Corp., Series 2017A, RB, 5.00%, 03/15/29...
0.8
New York City Transitional Finance Authority Future Tax Secured, Series 2023A-1, RB, 5.25%, 08/01/42...
0.7
New York State Dormitory Authority, Series 2020A, RB, 5.00%, 07/01/26...
0.7
New York City Transitional Finance Authority, Series 2024G-1, RB, 5.00%, 05/01/43...
0.7
New York State Dormitory Authority, Series 2024A, RB, 5.50%, 07/01/54...
0.7
Long Island Power Authority, Series 2017, RB, 5.00%, 09/01/42...
0.6
Monroe County Industrial Development Corp., Series 2018, RB, 5.00%, 05/01/34...
0.6
City of New York, Series 2023A, Sub-Series A-4, GO, VRDN, 3.80%, 09/03/24...
0.6
New York State Environmental Facilities Corp., Series 2024A, RB, 5.00%, 06/15/47...
0.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000069126
Shareholder Report [Line Items]
Fund Name	iShares Short-Term National Muni Bond ETF
Trading Symbol	SUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.81%	4.05%	1.10%	1.11%
Fund Market...
	1.76	4.01	1.07	1.09
ICE AMT-Free US National Municipal Index...
	1.49	5.55	1.03	2.25
ICE® Short Maturity AMT-Free US National Municipal Index...
	1.90	4.21	1.20	1.31

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 8,668,251,905
Holdings Count | Holding	2,360
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$8,668,251,905
Number of Portfolio Holdings...
2,360
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
35.7%
AA+...
21.8
AA...
12.0
AA-...
12.8
A+...
3.4
A...
1.4
A-...
5.0
BBB+...
0.1
BBB...
0.0Footnote Reference(b)
Not Rated...
7.8
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
13.3%
California ...
12.2
Texas ...
9.2
Massachusetts ...
5.2
Washington ...
4.6
Maryland ...
4.5
New Jersey ...
3.8
Illinois ...
3.5
Minnesota ...
3.5
Virginia ...
3.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000069125
Shareholder Report [Line Items]
Fund Name	iShares Agency Bond ETF
Trading Symbol	AGZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.62%	6.30%	0.83%	1.66%
Fund Market...
	3.64	6.23	0.86	1.68
Bloomberg U.S. Universal Index...
	4.99	7.92	0.34	1.93
Bloomberg U.S. Agency Bond Index...
	3.68	6.42	0.70	1.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 701,806,337
Holdings Count | Holding	141
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$701,806,337
Number of Portfolio Holdings...
141
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
95.4%
U.S. Treasury Obligations...
2.4
Corporate Bonds...
1.8
Foreign Government Obligations...
0.4

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
7.6%
1-5 Years...
65.3
5-10 Years...
18.3
10-15 Years...
5.4
15-20 Years...
1.3
More than 20 Years...
2.1

Footnote	Description
Footnote(a)	Excludes money market funds.

C000227271
Shareholder Report [Line Items]
Fund Name	iShares BBB Rated Corporate Bond ETF
Trading Symbol	LQDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.14%	9.52%	(0.54)%
Fund Market...
	5.25	9.67	(0.47)
Bloomberg U.S. Universal Index...
	4.99	7.92	(0.98)
iBoxx USD Liquid Investment Grade BBB 0+ Index...
	5.22	9.67	(0.40)

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 34,880,017
Holdings Count | Holding	921
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$34,880,017
Number of Portfolio Holdings...
921
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Credit quality allocation

Maturity allocation

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A...
0.8%
A-...
2.2
BBB+...
29.2
BBB...
47.8
BBB-...
18.5
BB+...
1.1
Not Rated...
0.4
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
5.9%
1-5 Years...
33.0
5-10 Years...
30.7
10-15 Years...
4.4
15-20 Years...
5.0
More than 20 Years...
21.0

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000231752
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced Investment Grade Corporate Bond ETF
Trading Symbol	ELQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Investment Grade Corporate Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.42%	9.31%	(3.07)%
Fund Market...
	5.52	9.42	(2.97)
Bloomberg U.S. Universal Index...
	4.99	7.92	(1.72)
iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index...
	5.55	9.54	(2.86)

Performance Inception Date	Nov. 08, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 12,503,476
Holdings Count | Holding	577
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,503,476
Number of Portfolio Holdings...
577
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Credit quality allocation

Maturity allocation

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
4.5%
Aa...
3.0
A...
46.8
Baa...
43.0
Ba...
2.7
Not Rated...
0.0Footnote Reference(b)
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-5 Years...
20.2%
5-10 Years...
36.0
10-15 Years...
9.2
15-20 Years...
7.0
More than 20 Years...
27.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.